Net revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Revenue from External Customer [Line Items]
Total net revenues	¥ 8,363,724	$ 1,285,481	¥ 8,376,099	¥ 9,965,786
Sales of PV modules
Revenue from External Customer [Line Items]
Total net revenues	7,469,668	1,148,067	7,026,074	8,464,779
Sales of PV systems
Revenue from External Customer [Line Items]
Total net revenues	47,958	7,371	127,353	197,365
Sales of PV cells, wafers and raw materials
Revenue from External Customer [Line Items]
Total net revenues	625,937	96,205	746,261	686,056
Processing fee of PV cells and PV modules
Revenue from External Customer [Line Items]
Total net revenues	157,586	24,221	308,386	389,450
Other revenues
Revenue from External Customer [Line Items]
Total net revenues	¥ 62,575	$ 9,617	¥ 168,025	¥ 228,136